CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
REVENUE	$ 5,000
Other operating income, net	890	$ 259
Administrative expenses	(15,289)	(13,039)
Research and development expenses	(58,152)	(54,490)
Total operating loss	(67,551)	(67,270)
Other income and gains	3,303	2,079
Other expenses	(80)	(1,395)
Investment income	62	550
Fair value gain on financial assets at fair value through profit or loss ("FVTPL")		484
Fair value (loss)/gain on financial liabilities at FVTPL	(39,171)	7,195
Finance costs	(791)	(433)
LOSS BEFORE TAX	(104,228)	(58,790)
Income tax expense	(643)
LOSS FOR THE YEAR	(104,871)	(58,790)
Attributable to:
Ordinary Equity Holders of the Parent	(104,871)	(58,790)
OTHER COMPREHENSIVE LOSS
Exchange differences on translation of the financial statements of subsidiaries	(82)	(3,157)
Other comprehensive loss for the year, net of tax	(82)	(3,157)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(104,953)	(61,947)
Attributable to:
Ordinary Equity Holders of the Parent	$ (104,953)	$ (61,947)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic loss for the year ($ per share)	$ (2.42)	$ (2.31)
Diluted loss for the year ($ per share)	$ (2.42)	$ (2.31)
Weighted average common shares outstanding, basic	43,342,068	25,440,000
Weighted average common shares outstanding, diluted	43,342,068	25,440,000